Balance Sheet Components - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Depreciation and amortization	$ 18,078	$ 22,249	$ 9,901
Assets held for sale		2,933
Amortization expense for internally developed software	2,000	400
Stock-based compensation expense	86,696	41,058	30,299
Internal-use software software, capitalized during the period	500	700	$ 0
Software Development [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock-based compensation expense	$ 300	$ 100